Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

R. Subsequent Events

        Embraer Commitments:    On July 17, 2013, we finalized our order for the purchase of 50 E-Jets E2 aircraft from Embraer, including 25 E190-E2 and 25 E195-E2. This order also includes options to purchase an additional 50 such aircraft, and marks the introduction of the E-Jets aircraft to our fleet. Deliveries of the E-Jets E2 aircraft are expected to begin in 2018 and complete in 2022.

        Airbus Commitments:    On July 19, 2013, we agreed with Airbus to purchase up to 15 A321 aircraft scheduled for delivery through 2015, subject to meeting certain conditions, that are committed for lease to a single airline.

        Subordinated Debt:    On July 25, 2013, we amended certain financial tests in both tranches of our subordinated debt after a majority of the holders of the subordinated debt consented to such amendments. The financial tests were amended by (i) replacing the definition of "Tangible Equity Amount" used in calculating our ratio of equity to total managed assets with a definition for "Total Equity Amount" that does not exclude intangible assets from our total stockholders' equity as reflected on our consolidated balance sheet, and (ii) amending the calculation of the earnings portion of our minimum fixed charge coverage ratio by replacing the definition of "Adjusted Earnings Before Interest and Taxes" used in calculating such ratio with a definition for "Adjusted EBITDA" that excludes, among other items, interest, taxes, depreciation, amortization, all impairment charges and loss on extinguishment of debt. These amendments make it less likely that we will fail to comply with such financial tests. See Note J—Debt Financings—Subordinated Debt.

        Potential Sale to Jumbo Acquisition Limited:    As of August 13, 2013, the closing of our potential sale to Jumbo Acquisition Limited had not occurred. See Note A—Basis of Preparation.

Note W—Subsequent Events

Secured Commercial Bank Financings

        On January 16, 2013 we prepaid in full the total remaining outstanding amount under our $106 million secured commercial bank loan that was scheduled to mature in May 2018. This loan had $66 million outstanding at December 31, 2012.